Share-based compensation - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 07, 2012 Tranches	Jun. 12, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan	2,000,000
Expiration period of plan, years	10 years
Remaining shares left for issuance under this plan	578,598	764,848
Share-based compensation expenses	$ 7,701,000	$ 14,004,000	$ 3,278,000
Total unrecognized compensation costs relating to unvested share-based compensation awards	3,041,000	6,472,000
Expected to be recognized over a weighted average period	18 months
Granted, shares		1,664,457	5,674,148
Share-based transaction fees capitalized to vessels	3,662,000	1,766,000	62,000
Deferred financing fees	64,655,000	53,971,000	43,816,000
Transaction fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses incurred	7,323,000	3,532,000	123,000
Arrangement fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses incurred	4,520,000	6,631,000	1,790,000
Deferred financing fees	2,260,000	2,666,000	895,000
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Total fair value of shares vested	831,000	935,000	563,000
Total fair value of shares cancelled		71,000
Granted, shares	43,936	54,990	63,653
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Outstanding phantom share units vested and available for exchange	560,000	460,000
Granted, shares	70,000	95,000	40,000
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditions for exercise of tranches				If the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche.
Granted, shares		1,664,457	5,674,148	5,674,148
Number of tranches	3			3
Stock appreciation rights (SARs) [Member] | March 27, 2013 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditions for exercise of tranches	If the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche.
Retention requirement description	The common shares received on the exercise of SARs are subject to a retention requirement where the Participant is required to retain ownership of 50% of the net after tax number of shares until the later of March 22, 2018 or 120 days after the exercise date.
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Granted, shares	72,314				72,314
Retention requirement description	The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.
2012 Restricted Stock Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares					39,399
2013 Restricted Stock Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares					32,915
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 600,000	$ 600,000	$ 750,000